Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Location

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the marine fuel is delivered to the customer.

	For the year ended December 31,
	2023	2022
China	$242,702,176	$252,628,159
Hong Kong	137,206,005	171,143,686
Malaysia	46,725,038	26,490,822
Singapore	7,238,512	4,865,956
South Korea	1,373,340	4,355,855
Other	652,647	3,421,779
Total:	$435,897,718	$462,906,257